PARENT ONLY FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	¥ 107	$ 16	¥ 3,947	¥ 3,354
Repurchase of treasury shares	(17,103)	(2,480)
Changes in cash, cash equivalents and restricted cash	(52,342)	(7,590)	65,540	(177,777)
Effect of foreign currency exchange rate changes on cash and cash equivalents	2,288	332	(67)	(1,376)
Net change in cash, cash equivalents and restricted cash	(50,054)	(7,258)	65,473	(179,153)
Cash and cash equivalents at beginning of year	423,766		320,179
Cash and cash equivalents at end of year	356,237	51,650	423,766	320,179
Parent Company
Operating activities:
Net cash (used in) provided by operating activities	(5,699)	(826)	14,458	(8,010)
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	107	16	3,947	3,354
Repurchase of treasury shares	(17,103)	(2,480)
Net cash provided by (used in) financing activities	(16,996)	(2,464)	3,947	3,354
Changes in cash, cash equivalents and restricted cash	(22,695)	(3,290)	18,405	(4,656)
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,033	150	1,308	850
Net change in cash, cash equivalents and restricted cash	(21,662)	(3,140)	19,713	(3,806)
Cash and cash equivalents at beginning of year	23,506	3,407	3,793	7,599
Cash and cash equivalents at end of year	¥ 1,844	$ 267	¥ 23,506	¥ 3,793